INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 29, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:	Investment Managers Series Trust – File Nos. 333-122901 and 811-21719

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 83 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This filing is in response to the new amendments to Form N-1A and is being filed under the 1933 Act rule 485(a).  Currently, the Zacks Market Neutral Fund and the Zack Multi-Cap Opportunities Fund do not plan to use the summary prospectus.  Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360